Citigroup Mortgage Loan Trust 2024-RP3 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	589	9.29%
Delinquency, No Missing Data	5751	90.71%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	6340	100.00%